Income Taxes (Total Income Tax Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Provision for income taxes	¥ 105,837	¥ 68,691	¥ 113,912
Income taxes allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(7,016)	4,013	(11,084)
Net change of debt valuation adjustments	340	90	0
Net change of defined benefit pension plans	448	(2,864)	(911)
Net change of foreign currency translation adjustments	10,276	729	(1,517)
Net change of unrealized gains (losses) on derivative instruments	(2,163)	(1,258)	139
Direct adjustments to shareholders' equity	0	0	(2)
Total income taxes	¥ 107,722	¥ 69,401	¥ 100,537